Land Use Rights - Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($) Lot	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Guaranteed by the company and other subsidiaries of the Group USD ($)	Dec. 31, 2013 Guaranteed by the company and other subsidiaries of the Group CNY	Dec. 31, 2012 Guaranteed by the company and other subsidiaries of the Group CNY	Dec. 31, 2013 Guaranteed by the company and other subsidiaries of the Group Land use rights USD ($)	Dec. 31, 2013 Guaranteed by the company and other subsidiaries of the Group Land use rights CNY	Dec. 31, 2012 Guaranteed by the company and other subsidiaries of the Group Land use rights CNY	Dec. 31, 2013 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch USD ($)	Dec. 31, 2013 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch CNY	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch CNY	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch Land use rights CNY
Finite-Lived Intangible Assets [Line Items]
Land use rights, number of parcels of land where premises are located	11	11
Net book value of asset pledged								$ 5,398,517	32,681,000	56,076,000
Short-term bank borrowings	182,628,000	1,105,575,000	1,162,372,000		65,195,005	394,671,000	498,148,000	32,322,051	195,668,000	498,148,000
Long-term bank borrowings	404,063,000	2,446,076,000	2,285,106,000								160,738,887	973,065,000	1,169,480,000	540,930,000
Amortization expense	1,035,400	6,268,000	7,044,000	5,495,000
Expected amortization expense, year 2014	1,018,716	6,167,000
Expected amortization expense, year 2015	1,018,716	6,167,000
Expected amortization expense, year 2016	1,018,716	6,167,000
Expected amortization expense, year 2017	1,018,716	6,167,000
Expected amortization expense, year 2018	$ 1,018,716	6,167,000